Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 2,159	$ 1,808
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100	100
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	240,000	240,000
Common Stock, shares issued	90,277	92,100
Common Stock, shares outstanding	90,277	92,100
Non-voting Common Stock, $0.0001 par value, 7,125 shares authorized; none issued and outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	7,125	7,125
Common Stock, shares issued
Common Stock, shares outstanding
Class C Common Stock, $0.0001 par value, 20,000 shares authorized; none issued and outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	20,000	20,000
Common Stock, shares issued
Common Stock, shares outstanding